Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000057076 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	(2.20%)
C000057076 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	3.90%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	0.10%
C000057076 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	8.40%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	6.40%
Percent of Net Long Exposure	(4.50%)
C000057076 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000057076 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000057076 | Asset Report 4 ColumnFX Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000057076 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.60%
Percent of Total Long Exposure	10.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.60%
C000057076 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	16.70%
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	10.10%
C000057076 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	2.60%
Percent of Net Long Exposure	0.00%
C000057076 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000057076 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	6.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	6.00%
Percent of Net Long Exposure	(5.20%)
C000057076 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000057076 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.70%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	3.50%
C000057076 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	3.80%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	(2.10%)
C000057076 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000057076 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000057076 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	11.90%
Percent of Total Long Exposure	11.70%
Percent of Total Short Exposure	0.20%
Percent of Net Long Exposure	11.50%
C000057076 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	122.30%
Percent of Total Long Exposure	75.20%
Percent of Total Short Exposure	47.10%
Percent of Net Long Exposure	28.10%
C000057076 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	36.80%
Percent of Total Long Exposure	17.70%
Percent of Total Short Exposure	19.10%
Percent of Net Long Exposure	(1.40%)
C000057076 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.90%
Percent of Total Long Exposure	79.70%
Percent of Total Short Exposure	71.20%
Percent of Net Long Exposure	8.50%
C000057076 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.40%
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000057076 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	(1.60%)
C000057077 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	(2.20%)
C000057077 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	3.90%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	0.10%
C000057077 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	8.40%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	6.40%
Percent of Net Long Exposure	(4.50%)
C000057077 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000057077 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000057077 | Asset Report 4 ColumnFX Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000057077 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.60%
Percent of Total Long Exposure	10.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.60%
C000057077 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	16.70%
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	10.10%
C000057077 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	2.60%
Percent of Net Long Exposure	0.00%
C000057077 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000057077 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	6.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	6.00%
Percent of Net Long Exposure	(5.20%)
C000057077 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000057077 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.70%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	3.50%
C000057077 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	3.80%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	(2.10%)
C000057077 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000057077 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000057077 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	11.90%
Percent of Total Long Exposure	11.70%
Percent of Total Short Exposure	0.20%
Percent of Net Long Exposure	11.50%
C000057077 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	122.30%
Percent of Total Long Exposure	75.20%
Percent of Total Short Exposure	47.10%
Percent of Net Long Exposure	28.10%
C000057077 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	36.80%
Percent of Total Long Exposure	17.70%
Percent of Total Short Exposure	19.10%
Percent of Net Long Exposure	(1.40%)
C000057077 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.90%
Percent of Total Long Exposure	79.70%
Percent of Total Short Exposure	71.20%
Percent of Net Long Exposure	8.50%
C000057077 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.40%
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000057077 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	(1.60%)
C000201773 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	(2.20%)
C000201773 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	3.90%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	0.10%
C000201773 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	8.40%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	6.40%
Percent of Net Long Exposure	(4.50%)
C000201773 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000201773 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000201773 | Asset Report 4 ColumnFX Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000201773 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.60%
Percent of Total Long Exposure	10.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.60%
C000201773 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	16.70%
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	10.10%
C000201773 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	2.60%
Percent of Net Long Exposure	0.00%
C000201773 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000201773 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	6.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	6.00%
Percent of Net Long Exposure	(5.20%)
C000201773 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000201773 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.70%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	3.50%
C000201773 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	3.80%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	(2.10%)
C000201773 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000201773 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000201773 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	11.90%
Percent of Total Long Exposure	11.70%
Percent of Total Short Exposure	0.20%
Percent of Net Long Exposure	11.50%
C000201773 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	122.30%
Percent of Total Long Exposure	75.20%
Percent of Total Short Exposure	47.10%
Percent of Net Long Exposure	28.10%
C000201773 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	36.80%
Percent of Total Long Exposure	17.70%
Percent of Total Short Exposure	19.10%
Percent of Net Long Exposure	(1.40%)
C000201773 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.90%
Percent of Total Long Exposure	79.70%
Percent of Total Short Exposure	71.20%
Percent of Net Long Exposure	8.50%
C000201773 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.40%
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000201773 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	(1.60%)
C000066743 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	(2.20%)
C000066743 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	3.90%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	0.10%
C000066743 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	8.40%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	6.40%
Percent of Net Long Exposure	(4.50%)
C000066743 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000066743 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000066743 | Asset Report 4 ColumnFX Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000066743 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.60%
Percent of Total Long Exposure	10.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.60%
C000066743 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	16.70%
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	10.10%
C000066743 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	2.60%
Percent of Net Long Exposure	0.00%
C000066743 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000066743 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	6.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	6.00%
Percent of Net Long Exposure	(5.20%)
C000066743 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000066743 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.70%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	3.50%
C000066743 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	3.80%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	(2.10%)
C000066743 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000066743 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000066743 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	11.90%
Percent of Total Long Exposure	11.70%
Percent of Total Short Exposure	0.20%
Percent of Net Long Exposure	11.50%
C000066743 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	122.30%
Percent of Total Long Exposure	75.20%
Percent of Total Short Exposure	47.10%
Percent of Net Long Exposure	28.10%
C000066743 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	36.80%
Percent of Total Long Exposure	17.70%
Percent of Total Short Exposure	19.10%
Percent of Net Long Exposure	(1.40%)
C000066743 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.90%
Percent of Total Long Exposure	79.70%
Percent of Total Short Exposure	71.20%
Percent of Net Long Exposure	8.50%
C000066743 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.40%
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000066743 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	(1.60%)
C000161524 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	(2.20%)
C000161524 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	3.90%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	0.10%
C000161524 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	8.40%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	6.40%
Percent of Net Long Exposure	(4.50%)
C000161524 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000161524 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000161524 | Asset Report 4 ColumnFX Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000161524 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.60%
Percent of Total Long Exposure	10.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.60%
C000161524 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	16.70%
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	10.10%
C000161524 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	2.60%
Percent of Net Long Exposure	0.00%
C000161524 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000161524 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	6.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	6.00%
Percent of Net Long Exposure	(5.20%)
C000161524 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000161524 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.70%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	3.50%
C000161524 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	3.80%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	(2.10%)
C000161524 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000161524 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000161524 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	11.90%
Percent of Total Long Exposure	11.70%
Percent of Total Short Exposure	0.20%
Percent of Net Long Exposure	11.50%
C000161524 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	122.30%
Percent of Total Long Exposure	75.20%
Percent of Total Short Exposure	47.10%
Percent of Net Long Exposure	28.10%
C000161524 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	36.80%
Percent of Total Long Exposure	17.70%
Percent of Total Short Exposure	19.10%
Percent of Net Long Exposure	(1.40%)
C000161524 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.90%
Percent of Total Long Exposure	79.70%
Percent of Total Short Exposure	71.20%
Percent of Net Long Exposure	8.50%
C000161524 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.40%
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000161524 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	(1.60%)
C000057078 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	(2.20%)
C000057078 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	3.90%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	0.10%
C000057078 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	8.40%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	6.40%
Percent of Net Long Exposure	(4.50%)
C000057078 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000057078 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000057078 | Asset Report 4 ColumnFX Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000057078 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.60%
Percent of Total Long Exposure	10.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.60%
C000057078 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	16.70%
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	10.10%
C000057078 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	2.60%
Percent of Net Long Exposure	0.00%
C000057078 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000057078 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	6.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	6.00%
Percent of Net Long Exposure	(5.20%)
C000057078 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000057078 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.70%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	3.50%
C000057078 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	3.80%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	(2.10%)
C000057078 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000057078 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000057078 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	11.90%
Percent of Total Long Exposure	11.70%
Percent of Total Short Exposure	0.20%
Percent of Net Long Exposure	11.50%
C000057078 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	122.30%
Percent of Total Long Exposure	75.20%
Percent of Total Short Exposure	47.10%
Percent of Net Long Exposure	28.10%
C000057078 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	36.80%
Percent of Total Long Exposure	17.70%
Percent of Total Short Exposure	19.10%
Percent of Net Long Exposure	(1.40%)
C000057078 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.90%
Percent of Total Long Exposure	79.70%
Percent of Total Short Exposure	71.20%
Percent of Net Long Exposure	8.50%
C000057078 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.40%
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000057078 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	(1.60%)
C000066744 | Asset Report 4 ColumnInterest Rate
Holdings [Line Items]
Percent of Total Investments	2.40%
Percent of Total Long Exposure	0.10%
Percent of Total Short Exposure	2.30%
Percent of Net Long Exposure	(2.20%)
C000066744 | Asset Report 4 ColumnCommodities
Holdings [Line Items]
Percent of Total Investments	3.90%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	2.00%
Percent of Net Long Exposure	0.10%
C000066744 | Asset Report 4 ColumnDeveloped Markets Equity Volatility
Holdings [Line Items]
Percent of Total Investments	8.40%
Percent of Total Long Exposure	2.00%
Percent of Total Short Exposure	6.40%
Percent of Net Long Exposure	(4.50%)
C000066744 | Asset Report 4 ColumnConvertible Securities
Holdings [Line Items]
Percent of Total Investments	1.20%
Percent of Total Long Exposure	1.20%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.20%
C000066744 | Asset Report 4 ColumnInterest Rate Volatility
Holdings [Line Items]
Percent of Total Investments	0.40%
Percent of Total Long Exposure	0.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.40%
C000066744 | Asset Report 4 ColumnFX Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000066744 | Asset Report 4 ColumnShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.60%
Percent of Total Long Exposure	10.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	10.60%
C000066744 | Asset Report 4 ColumnDeveloped Markets ex US Equity
Holdings [Line Items]
Percent of Total Investments	16.70%
Percent of Total Long Exposure	13.40%
Percent of Total Short Exposure	3.30%
Percent of Net Long Exposure	10.10%
C000066744 | Asset Report 4 ColumnEmerging Markets Currency
Holdings [Line Items]
Percent of Total Investments	5.10%
Percent of Total Long Exposure	2.60%
Percent of Total Short Exposure	2.60%
Percent of Net Long Exposure	0.00%
C000066744 | Asset Report 4 ColumnMLPs
Holdings [Line Items]
Percent of Total Investments	0.50%
Percent of Total Long Exposure	0.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.50%
C000066744 | Asset Report 4 ColumnDeveloped Markets Currency
Holdings [Line Items]
Percent of Total Investments	6.90%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	6.00%
Percent of Net Long Exposure	(5.20%)
C000066744 | Asset Report 4 ColumnDeveloped Markets FI Volatility
Holdings [Line Items]
Percent of Total Investments	13.10%
Percent of Total Long Exposure	13.10%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	13.10%
C000066744 | Asset Report 4 ColumnShort-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	6.70%
Percent of Total Long Exposure	5.10%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	3.50%
C000066744 | Asset Report 4 ColumnLong-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	3.80%
Percent of Total Long Exposure	0.90%
Percent of Total Short Exposure	2.90%
Percent of Net Long Exposure	(2.10%)
C000066744 | Asset Report 4 ColumnCommodity Volatility
Holdings [Line Items]
Percent of Total Investments	0.30%
Percent of Total Long Exposure	0.30%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.30%
C000066744 | Asset Report 4 ColumnGlobal Real Estate
Holdings [Line Items]
Percent of Total Investments	0.60%
Percent of Total Long Exposure	0.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	0.60%
C000066744 | Asset Report 4 ColumnEmerging Markets Equity
Holdings [Line Items]
Percent of Total Investments	11.90%
Percent of Total Long Exposure	11.70%
Percent of Total Short Exposure	0.20%
Percent of Net Long Exposure	11.50%
C000066744 | Asset Report 4 ColumnUS Equity
Holdings [Line Items]
Percent of Total Investments	122.30%
Percent of Total Long Exposure	75.20%
Percent of Total Short Exposure	47.10%
Percent of Net Long Exposure	28.10%
C000066744 | Asset Report 4 ColumnCredit
Holdings [Line Items]
Percent of Total Investments	36.80%
Percent of Total Long Exposure	17.70%
Percent of Total Short Exposure	19.10%
Percent of Net Long Exposure	(1.40%)
C000066744 | Asset Report 4 ColumnCash
Holdings [Line Items]
Percent of Total Investments	150.90%
Percent of Total Long Exposure	79.70%
Percent of Total Short Exposure	71.20%
Percent of Net Long Exposure	8.50%
C000066744 | Asset Report 4 ColumnPreferred
Holdings [Line Items]
Percent of Total Investments	1.40%
Percent of Total Long Exposure	1.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	1.40%
C000066744 | Asset Report 4 ColumnMedium-Term Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	1.60%
Percent of Net Long Exposure	(1.60%)
C000043358 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	49.20%
Percent of Total Long Exposure	41.70%
Percent of Total Short Exposure	(7.50%)
Percent of Net Long Exposure	34.20%
C000043358 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	31.00%
Percent of Total Long Exposure	29.70%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	28.40%
C000043358 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	16.10%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	16.00%
C000043358 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	18.70%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	18.10%
C000043358 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	6.00%
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	3.30%
C000043359 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	49.20%
Percent of Total Long Exposure	41.70%
Percent of Total Short Exposure	(7.50%)
Percent of Net Long Exposure	34.20%
C000043359 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	31.00%
Percent of Total Long Exposure	29.70%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	28.40%
C000043359 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	16.10%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	16.00%
C000043359 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	18.70%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	18.10%
C000043359 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	6.00%
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	3.30%
C000201770 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	49.20%
Percent of Total Long Exposure	41.70%
Percent of Total Short Exposure	(7.50%)
Percent of Net Long Exposure	34.20%
C000201770 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	31.00%
Percent of Total Long Exposure	29.70%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	28.40%
C000201770 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	16.10%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	16.00%
C000201770 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	18.70%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	18.10%
C000201770 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	6.00%
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	3.30%
C000058992 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	49.20%
Percent of Total Long Exposure	41.70%
Percent of Total Short Exposure	(7.50%)
Percent of Net Long Exposure	34.20%
C000058992 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	31.00%
Percent of Total Long Exposure	29.70%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	28.40%
C000058992 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	16.10%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	16.00%
C000058992 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	18.70%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	18.10%
C000058992 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	6.00%
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	3.30%
C000161523 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	49.20%
Percent of Total Long Exposure	41.70%
Percent of Total Short Exposure	(7.50%)
Percent of Net Long Exposure	34.20%
C000161523 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	31.00%
Percent of Total Long Exposure	29.70%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	28.40%
C000161523 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	16.10%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	16.00%
C000161523 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	18.70%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	18.10%
C000161523 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	6.00%
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	3.30%
C000043360 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	49.20%
Percent of Total Long Exposure	41.70%
Percent of Total Short Exposure	(7.50%)
Percent of Net Long Exposure	34.20%
C000043360 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	31.00%
Percent of Total Long Exposure	29.70%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	28.40%
C000043360 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	16.10%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	16.00%
C000043360 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	18.70%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	18.10%
C000043360 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	6.00%
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	3.30%
C000058993 | Asset Report 4 ColumnEnergy
Holdings [Line Items]
Percent of Total Investments	49.20%
Percent of Total Long Exposure	41.70%
Percent of Total Short Exposure	(7.50%)
Percent of Net Long Exposure	34.20%
C000058993 | Asset Report 4 ColumnAgriculture
Holdings [Line Items]
Percent of Total Investments	31.00%
Percent of Total Long Exposure	29.70%
Percent of Total Short Exposure	(1.30%)
Percent of Net Long Exposure	28.40%
C000058993 | Asset Report 4 ColumnPrecious Metals
Holdings [Line Items]
Percent of Total Investments	16.30%
Percent of Total Long Exposure	16.10%
Percent of Total Short Exposure	(0.20%)
Percent of Net Long Exposure	16.00%
C000058993 | Asset Report 4 ColumnIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	18.70%
Percent of Total Long Exposure	18.40%
Percent of Total Short Exposure	(0.30%)
Percent of Net Long Exposure	18.10%
C000058993 | Asset Report 4 ColumnLivestock
Holdings [Line Items]
Percent of Total Investments	6.00%
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(1.40%)
Percent of Net Long Exposure	3.30%
C000025591 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000025591 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000025591 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025593 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000025593 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000025593 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201786 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000201786 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000201786 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058975 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000058975 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000058975 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161534 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000161534 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000161534 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025589 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000025589 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000025589 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058976 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000058976 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000058976 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025590 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000025590 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000025590 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000050447 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000050447 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000050447 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000050447 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000050447 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000050447 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000050447 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000050447 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000050447 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050447 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050448 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000050448 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000050448 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000050448 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000050448 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000050448 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000050448 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000050448 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000050448 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050448 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000201772 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000201772 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000201772 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000201772 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000201772 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000201772 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000201772 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000201772 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000201772 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000201772 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200309 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000200309 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000200309 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000200309 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000200309 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200309 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200309 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200309 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200309 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200309 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050446 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000050446 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000050446 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000050446 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000050446 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000050446 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000050446 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000050446 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000050446 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000050446 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000091966 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000091966 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000091966 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000091966 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000091966 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000091966 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000091966 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000091966 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000091966 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000091966 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000025508 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025508 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025508 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000025508 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025508 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025508 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025508 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000025508 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025508 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025508 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025509 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025509 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025509 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000025509 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025509 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025509 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025509 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000025509 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025509 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025509 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201766 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000201766 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000201766 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000201766 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000201766 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000201766 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000201766 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000201766 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000201766 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201766 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200306 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000200306 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000200306 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000200306 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200306 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200306 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200306 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000200306 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200306 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200306 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025507 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000025507 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000025507 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000025507 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025507 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000025507 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025507 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000025507 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025507 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025507 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000091963 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000091963 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000091963 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000091963 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000091963 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000091963 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000091963 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000091963 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000091963 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000091963 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025449 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000025449 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000025449 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025449 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000025449 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025451 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000025451 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000025451 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025451 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000025451 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201783 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000201783 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000201783 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000201783 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000201783 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000058959 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000058959 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000058959 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000058959 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000058959 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000161531 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000161531 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000161531 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161531 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000161531 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025447 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000025447 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000025447 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025447 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000025447 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000058960 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000058960 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000058960 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000058960 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000058960 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025448 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000025448 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000025448 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025448 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000025448 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025513 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000025513 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000025513 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025513 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000025513 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025515 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000025515 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000025515 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025515 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000025515 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201784 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000201784 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000201784 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000201784 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000201784 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000058961 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000058961 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000058961 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000058961 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000058961 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000161532 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000161532 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000161532 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000161532 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000161532 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025511 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000025511 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000025511 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025511 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000025511 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000058962 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000058962 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000058962 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000058962 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000058962 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025512 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000025512 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000025512 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025512 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000025512 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025579 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000025579 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000025579 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025579 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025579 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025581 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000025581 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000025581 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025581 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025581 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000201785 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000201785 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000201785 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000201785 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000201785 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058973 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000058973 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000058973 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058973 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000058973 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161533 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000161533 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000161533 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161533 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161533 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025577 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000025577 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000025577 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025577 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025577 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000058974 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000058974 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000058974 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000058974 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000058974 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025578 | SectorEquity
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000025578 | SectorExchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000025578 | SectorInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025578 | SectorFixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025578 | SectorDynamic
Holdings [Line Items]
Percent of Net Asset Value	0.80%